UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06670

CREDIT SUISSE INSTITUTIONAL FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2008 to January 31, 2009

Item 1:                                                       Schedule of Investments

Credit Suisse Institutional Fund, Inc. — International Focus Portfolio

Schedule of Investments

January 31, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS (93.7%)
Australia (0.8%)
Commercial Banks (0.8%)
Westpac Banking Corp.	10,417	$102,234
TOTAL AUSTRALIA		102,234
Belgium (1.1%)
Chemicals (1.1%)
Umicore	7,275	135,355
TOTAL BELGIUM		135,355
Bermuda (1.0%)
Insurance (1.0%)
Hiscox, Ltd.	27,087	122,277
TOTAL BERMUDA		122,277
Denmark (1.1%)
Electrical Equipment (1.1%)
Vestas Wind Systems A/S*	2,751	132,598
TOTAL DENMARK		132,598
Finland (1.8%)
Communications Equipment (1.8%)
Nokia Oyj	17,385	213,262
TOTAL FINLAND		213,262
France (10.7%)
Commercial Banks (1.5%)
BNP Paribas	2,325	88,836
Societe Generale	2,330	97,507
		186,343
Diversified Telecommunication Services (1.5%)
France Telecom SA	8,192	183,732
Insurance (1.0%)
Axa	7,331	115,554
Machinery (0.6%)
Vallourec SA	694	67,861
Media (1.2%)
Vivendi SA	5,843	150,649
Oil, Gas & Consumable Fuels (1.9%)
Total SA	4,664	232,628
Pharmaceuticals (1.5%)
Sanofi-Aventis	3,219	181,203
Real Estate Investment Trusts (1.5%)
Unibail-Rodamco	1,306	175,237
TOTAL FRANCE		1,293,207
Germany (13.0%)
Automobiles (0.4%)
Daimler AG	1,737	48,709
Electric Utilities (2.3%)
E.ON AG	8,749	282,056
Industrial Conglomerates (1.3%)
Siemens AG	2,732	153,976
Insurance (1.2%)
Muenchener Rueckversicherungs-Gesellshaft AG	1,136	150,156
Life Sciences Tools & Services (2.3%)
MorphoSys AG*	13,038	272,402
Multi-Utilities (2.5%)
RWE AG	3,878	301,570

	Number of Shares	Value
COMMON STOCKS
Germany
Pharmaceuticals (1.7%)
Bayer AG	3,899	$207,151
Textiles, Apparel & Luxury Goods (1.3%)
Adidas AG	4,396	152,237
TOTAL GERMANY		1,568,257
Hong Kong (3.1%)
Commercial Banks (1.6%)
BOC Hong Kong (Holdings), Ltd.	187,226	190,984
Wireless Telecommunication Services (1.5%)
China Mobile, Ltd.	20,153	181,403
TOTAL HONG KONG		372,387
India (1.7%)
Wireless Telecommunication Services (1.7%)
Bharti Airtel, Ltd.*	16,452	210,535
TOTAL INDIA		210,535
Israel (2.1%)
Pharmaceuticals (2.1%)
Teva Pharmaceutical Industries, Ltd. ADR	6,151	254,959
TOTAL ISRAEL		254,959
Italy (2.4%)
Commercial Banks (1.1%)
Intesa Sanpaolo	42,405	133,757
Oil, Gas & Consumable Fuels (1.3%)
Eni SpA	7,113	150,578
TOTAL ITALY		284,335
Japan (18.5%)
Automobiles (2.1%)
Honda Motor Co., Ltd.	3,071	70,597
Toyota Motor Corp.	5,745	184,857
		255,454
Capital Markets (1.1%)
Daiwa Securities Group, Inc.	23,298	128,692
Chemicals (1.9%)
Shin-Etsu Chemical Co., Ltd.	5,058	236,719
Commercial Banks (4.6%)
Mitsubishi UFJ Financial Group, Inc.	24,578	136,380
Mizuho Financial Group, Inc.	73,000	180,745
The Bank of Kyoto, Ltd.	23,065	242,801
		559,926
Electronic Equipment, Instruments & Components (1.6%)
Omron Corp.	15,934	189,824
Food & Staples Retailing (1.2%)
Seven & I Holdings Co., Ltd.	5,483	146,255
Office Electronics (1.3%)
CANON, INC.	5,900	161,032
Pharmaceuticals (1.3%)
Takeda Pharmaceutical Co., Ltd.	3,344	156,738
Road & Rail (1.4%)
Central Japan Railway Co.	24	171,214
Wireless Telecommunication Services (2.0%)
KDDI Corp.	38	237,332
TOTAL JAPAN		2,243,186
Netherlands (7.5%)
Diversified Financial Services (0.5%)
ING Groep NV CVA	6,885	56,871

	Number of
	Shares	Value
COMMON STOCKS
Netherlands
Energy Equipment & Services (1.2%)
Fugro NV CVA	5,217	$141,090
Food Products (1.3%)
Nutreco Holding NV	4,894	161,857
Industrial Conglomerates (1.6%)
Koninklijke (Royal) Philips Electronics NV	10,356	188,394
Oil, Gas & Consumable Fuels (1.4%)
Royal Dutch Shell PLC Class A	7,080	174,607
Software (1.5%)
Exact Holding NV	10,026	181,343
TOTAL NETHERLANDS		904,162
Norway (1.3%)
Commercial Banks (0.8%)
DnB NOR ASA	30,739	104,456
Oil, Gas & Consumable Fuels (0.5%)
DNO International ASA*	93,052	58,827
TOTAL NORWAY		163,283
Singapore (1.1%)
Commercial Banks (1.1%)
United Overseas Bank, Ltd.	17,279	133,982
TOTAL SINGAPORE		133,982
Spain (1.2%)
Electric Utilities (1.2%)
Iberdrola SA	18,785	145,580
TOTAL SPAIN		145,580
Sweden (0.4%)
Communications Equipment (0.4%)
Telefonaktiebolaget LM Ericsson Share B	6,012	47,709
TOTAL SWEDEN		47,709
Switzerland (7.1%)
Capital Markets (1.6%)
UBS AG*	15,565	195,055
Food Products (3.0%)
Nestle SA	10,591	365,765
Pharmaceuticals (2.5%)
Novartis AG	7,173	294,539
TOTAL SWITZERLAND		855,359
Taiwan (1.1%)
Diversified Telecommunication Services (1.1%)
Chunghwa Telecom Co., Ltd. ADR	8,992	135,240
TOTAL TAIWAN		135,240
United Kingdom (16.7%)
Commercial Banks (1.4%)
HSBC Holdings PLC	22,452	175,575
Food Products (1.0%)
Unilever PLC	5,572	121,598
Insurance (0.9%)
Chaucer Holdings PLC	78,275	46,328
Chaucer Holdings PLC Subscription Shares*	41,094	59,245
		105,573
Metals & Mining (3.0%)
Antofagasta PLC	22,062	131,976
BHP Billiton PLC	13,900	231,141
		363,117

	Number of
	Shares	Value
COMMON STOCKS
United Kingdom
Oil, Gas & Consumable Fuels (3.3%)
BG Group PLC	5,899	$80,460
BP PLC	23,108	162,806
Royal Dutch Shell PLC Class A	6,059	150,236
		393,502
Pharmaceuticals (3.1%)
AstraZeneca PLC	5,088	195,049
GlaxoSmithKline PLC	10,452	183,388
		378,437
Tobacco (2.1%)
Imperial Tobacco Group PLC	9,253	251,709
Wireless Telecommunication Services (1.9%)
Vodafone Group PLC	122,124	225,650
TOTAL UNITED KINGDOM		2,015,161
TOTAL COMMON STOCKS (Cost $15,109,063)		11,333,068
PREFERRED STOCK (1.5%)
Germany (1.5%)
Household Products (1.5%)
Henkel AG & Co. KGaA (Cost $276,637)	7,061	182,491

SHORT-TERM INVESTMENT (1.8%)

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 02/02/09 (Cost $217,000)	$217	217,000
TOTAL INVESTMENTS AT VALUE (97.0%) (Cost $15,602,700)		11,732,559

OTHER ASSETS IN EXCESS OF LIABILITIES (3.0%)		364,048

NET ASSETS (100.0%)		$12,096,607

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*              Non-income producing security.

Security Valuation — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the

Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$603,420	$—
Level 2 - Other Significant Observable Inputs	11,129,139	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$11,732,559	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At January 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $15,602,700, $632,050, $(4,502,191), and $(3,870,141), respectively.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Institutional Fund, Inc. — Asia Bond Portfolio

Schedule of Investments

January 31, 2009 (unaudited)

Par			Ratings †
(000)			(S&P/Moody’s)	Maturity	Rate%	Value

BONDS (86.5%)
Australia (6.5%)
Banks (3.9%)
1,500	USD	Commonwealth Bank of Australia, Series EMTN, Senior Subordinated Notes (Callable 08/11/09 @ $100.00)#	(AA-, Aa2)	08/11/14	2.535	$1,310,412
9,000	USD	Commonwealth Bank of Australia, Series EMTN, Subordinated Notes (Callable 12/15/11 @ $100.00)#	(AA-, Aa2)	12/15/16	2.216	7,852,500
1,500	USD	National Australia Bank, Ltd., Series EMTN, Subordinated Notes (Callable 06/23/09 @ $100.00)#	(AA-, Aa2)	06/23/14	1.798	1,301,541
						10,464,453
Collateral CMO (2.6%)
1,461	USD	Medallion Trust, Series 2007-1G, Class A 1#^^	(AAA, Aaa)	02/27/39	2.236	1,424,454
6,044	USD	Progress Trust, Series 2007-1GA, Class A 1, Rule 144A#‡^^	(AAA, Aaa)	08/19/38	2.309	5,711,742
						7,136,196
TOTAL AUSTRALIA						17,600,649
China (2.8%)
Forest Products (1.8%)
5,900	USD	Sino-Forest Corp., Series REGS, Company Guaranteed Notes	(BB, Ba2)	08/17/11	9.125	4,808,500
Retail (1.0%)
4,000	USD	Parkson Retail Group, Ltd., Company Guaranteed Notes (Callable 05/30/10 @ $103.56)	(BB, Ba1)	05/30/12	7.125	2,694,000
TOTAL CHINA						7,502,500
Hong Kong (8.1%)
Banks (0.6%)
4,000	USD	Wing Hang Bank, Ltd., Series EMTN, Subordinated Notes (Callable 04/20/17 @ $100.00)	(NR, A3)	07/20/17	6.000	1,563,976
Chemicals (0.7%)
1,686	USD	Towngas China Co., Ltd., Company Guaranteed Notes	(BBB-, Baa3)	09/23/11	8.250	1,785,036
Consumer/Commercial/Lease Financing (5.1%)
2,500	USD	Hutchison Whampoa Finance CI, Ltd., Rule 144A, Company Guaranteed Notes‡	(A-, A3)	08/01/17	7.450	2,485,432
1,600	USD	Hutchison Whampoa Finance CI, Ltd., Rule 144A, Company Guaranteed Notes‡	(A-, A3)	08/01/27	7.500	1,441,450
11,000	USD	Hutchison Whampoa International 03/33, Ltd., Series REGS, Company Guaranteed Bonds	(A-, A3)	11/24/33	7.450	9,953,900
						13,880,782
Diversified Financials (0.9%)
3,000	USD	PCCW-HWT Capital No. 2, Ltd., Series REGS, Company Guaranteed Notes	(BBB, Baa2)	07/15/13	6.000	2,500,857
Property (0.8%)
2,500	USD	Wharf Finance, Ltd., Series EMTN, Company Guaranteed Notes	(BBB, NR)	11/06/17	6.125	2,137,157
TOTAL HONG KONG						21,867,808
India (1.4%)
Electric - Generation (0.9%)
3,000	USD	NTPC, Ltd., Series EMTN, Notes	(BBB-, NR)	03/02/16	5.875	2,550,405
Metals & Mining (0.5%)
1,400	USD	Vedanta Resources PLC, Series REGS, Senior Unsecured Notes	(BB, Ba2)	02/22/10	6.625	1,281,000
TOTAL INDIA						3,831,405
Indonesia (9.1%)
Automobile Parts & Equipment (0.4%)
4,450	USD	GT 2005 Bonds BV, Company Guaranteed Bonds	(B, B2)	07/21/10	10.250	1,124,133
Sovereign (8.0%)
8,600	USD	Indonesia Government Bonds, Credit Linked Notes	(BB+, Ba3)	06/22/13	14.250	6,395,201
8,600	USD	Indonesia Government Bonds, Credit Linked Notes#	(BB+, Ba3)	10/17/14	9.570	6,312,667
6,500	USD	Indonesia Government Bonds, Rule 144A, Credit Linked Notes#‡	(BB+, Ba3)	12/18/13	14.275	6,336,869
34,000,000	IDR	Indonesia Government, Series FR40, Bonds	(BB+, Ba3)	09/15/25	11.000	2,745,897
						21,790,634

Par			Ratings †
(000)			(S&P/Moody’s)	Maturity	Rate%	Value

BONDS
Indonesia
Transportation (0.7%)
6,510	USD	BLT Finance BV, Series REGS, Company Guaranteed Notes (Callable 05/15/12 @ $103.75)	(CCC+, NR)	05/15/14	7.500	$1,765,336
TOTAL INDONESIA						24,680,103
Malaysia (5.6%)
Banks (0.8%)
2,500	USD	Public Bank Berhad, Subordinated Notes (Callable 06/20/12 @ $100.00)+	(BBB+, A3)	06/20/17	5.000	2,017,783
Oil & Gas (2.5%)
6,400	USD	Petronas Capital, Ltd., Series REGS, Company Guaranteed Notes	(A-, A1)	05/22/12	7.000	6,766,086
Sovereign (2.3%)
7,600	USD	Sarawak International, Inc., Company Guaranteed Notes	(A-, Baa1)	08/03/15	5.500	6,318,412
TOTAL MALAYSIA						15,102,281
Singapore (9.5%)
Sovereign (9.5%)
15,000	SGD	Singapore Government Bonds^^	(AAA, Aaa)	10/01/12	2.500	10,349,027
20,000	SGD	Singapore Government Bonds^^	(AAA, Aaa)	09/01/18	4.000	15,463,529
TOTAL SINGAPORE						25,812,556
South Korea (35.7%)
Banks (10.4%)
7,800	KRW	Hana Bank, Series GMTN, Subordinated Notes (Callable 04/12/12 @ $100.00)	(BBB+, A2)	04/12/17	5.375	5,834,564
10,000,000	KRW	Industrial Bank of Korea, Series 0708, Bonds	(NR, NR)	07/22/10	6.890	7,560,525
9,500	KRW	National Agricultural Cooperative Federation, Series EMTN, Subordinated Notes (Callable 04/26/12 @ $100.00)#	(A-, A2)	04/26/17	5.375	6,589,219
6,000	KRW	Shinhan Bank, Series EMTN, Subordinated Notes (Callable 07/15/10 @ $100.00)+	(BBB, A2)	07/15/15	5.125	4,606,836
6,500	KRW	Shinhan Bank, Subordinated Notes (Callable 09/20/16 @ $100.00)	(BBB, A3)	09/20/36	6.819	3,486,015
						28,077,159
Electric Utilities (1.7%)
5,300	KRW	Korea Midland Power Co., Ltd., Senior Unsecured Notes	(A, A1)	02/11/13	5.375	4,711,387
Sovereign (23.6%)
10,000,000	KRW	Korea Monetary Stabilization, Series 8747, Bonds	(NR, A2)	10/28/10	5.050	7,504,030
7,500,000	KRW	Korea National Housing, Series 0711, Bonds	(A+, A2)	11/30/12	3.000	5,284,874
68,000,000	KRW	Korean Government CPI Linked, Series 1703, Bonds	(A, A2)	03/10/17	2.750	51,330,241
						64,119,145
TOTAL SOUTH KOREA						96,907,691
Taiwan (0.7%)
Banks (0.7%)
3,000	USD	Chinatrust Commercial Bank, Series REGS, Subordinated Notes (Callable 03/17/15 @ $100.00)	(BBB, Baa1)	03/17/15	5.625	1,856,454
TOTAL TAIWAN						1,856,454
Thailand (7.1%)
Banks (0.8%)
2,500	USD	Bangkok Bank PCL, Series REGS, Subordinated Notes	(BBB, Baa1)	03/15/29	9.025	2,106,907
Chemicals (0.6%)
1,500	USD	Aromatics (Thailand) PCL, Unsecured Notes	(BBB, Baa2)	07/20/12	5.500	1,374,708
500	USD	IRPC PCL, Unsubordinated Notes	(BBB-, Baa3)	05/25/17	6.375	379,499
						1,754,207
Sovereign (5.7%)
480,000	THB	Thailand Government Bonds	(A, Baa1)	05/12/14	5.250	15,547,663
TOTAL THAILAND						19,408,777
TOTAL BONDS (Cost $292,382,779)						234,570,224

Par
(000)		Maturity	Rate%	Value

SHORT-TERM INVESTMENT (0.5%)
$1,519	State Street Bank and Trust Co. Euro Time Deposit (Cost $1,519,000)	02/02/09	0.010	$1,519,000

TOTAL INVESTMENTS AT VALUE (87.0%) (Cost $293,901,779)				236,089,224

OTHER ASSETS IN EXCESS OF LIABILITIES (13.0%)				35,150,853

NET ASSETS (100.0%)				$271,240,077

OPEN FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long (Short)	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)

Korea Treasury 3 Year Bonds Futures	1,820	03/17/2009	$147,036,286	$148,175,123	$1,138,837
U.S. Treasury 5 Year Bonds Futures	(233)	03/31/2009	(27,885,784)	(27,534,047)	351,737
U.S. Treasury 10 Year Bonds Futures	(203)	03/20/2009	(25,238,408)	(24,902,391)	336,017
			$93,912,094	$95,738,685	$1,826,591

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)

Open Forward Foreign Currency Contracts with Unrealized Appreciation
CNY	26,000,000	USD	3,771,778	02/19/09	$3,771,778	$3,789,259	$17,481
CNY	173,607,500	USD	25,000,000	03/17/09	25,000,000	25,206,537	206,537
EUR	4,444,162	USD	5,600,000	02/19/09	5,600,000	5,693,717	93,717
INR	416,000,000	USD	7,585,704	02/03/09	7,585,704	8,510,638	924,934
INR	416,000,000	USD	8,486,332	02/03/09	8,486,332	8,510,638	24,306
JPY	2,332,234,885	USD	24,053,578	02/19/09	24,053,578	25,975,138	1,921,560
KRW	10,677,750,000	USD	7,500,000	02/19/09	7,500,000	7,740,545	240,545
KRW	7,903,500,000	USD	5,500,000	12/01/09	5,500,000	5,809,639	309,639
PHP	55,857,138	USD	1,071,703	02/18/09	1,071,703	1,177,596	105,893
PHP	475,900,000	USD	10,000,000	03/16/09	10,000,000	10,019,886	19,886
PHP	482,835,500	USD	10,150,000	03/16/09	10,150,000	10,165,911	15,911
SGD	3,819,628	USD	2,520,874	02/19/09	2,520,874	2,527,642	6,768
THB	43,900,000	USD	1,250,000	02/19/09	1,250,000	1,253,033	3,033
USD	2,800,000	EUR	2,003,606	02/19/09	(2,800,000)	(2,566,956)	233,044
USD	2,883,131	EUR	2,167,768	02/19/09	(2,883,131)	(2,777,274)	105,857
USD	3,950,000	JPY	352,142,500	02/19/09	(3,950,000)	(3,921,968)	28,032
USD	3,070,000	SGD	4,610,250	02/19/09	(3,070,000)	(3,050,836)	19,164
USD	4,285,714	THB	150,000,000	02/19/09	(4,285,714)	(4,281,433)	4,281
Total							$4,280,588

Open Forward Foreign Currency Contracts with Unrealized Depreciation
AUD	8,383,234	USD	5,600,000	02/19/09	5,600,000	5,324,186	(275,814)
CNY	124,986,800	USD	19,300,000	05/27/09	19,300,000	18,028,069	(1,271,931)
CNY	51,100,700	USD	7,400,000	04/14/09	7,400,000	7,398,821	(1,179)
CNY	41,000,000	USD	5,928,625	04/30/09	5,928,625	5,927,511	(1,114)
EUR	4,202,627	USD	5,600,000	02/19/09	5,600,000	5,384,270	(215,730)
IDR	50,872,500,000	USD	4,542,999	03/17/09	4,542,999	4,421,315	(121,684)
KRW	15,960,000,000	USD	12,000,000	03/17/09	12,000,000	11,572,372	(427,628)
KRW	16,080,000,000	USD	12,000,000	03/17/09	12,000,000	11,659,383	(340,617)
KRW	17,216,000,000	USD	12,800,000	03/17/09	12,800,000	12,483,080	(316,920)
KRW	7,063,200,000	USD	5,400,000	03/17/09	5,400,000	5,121,427	(278,573)
KRW	3,371,404,500	USD	2,642,167	03/17/09	2,642,166	2,444,558	(197,608)
KRW	3,454,620,000	USD	2,600,000	03/17/09	2,600,000	2,504,897	(95,103)
KRW	11,661,772,500	USD	8,550,000	05/04/09	8,550,000	8,465,282	(84,718)
MYR	28,029,200	USD	7,900,000	02/19/09	7,900,000	7,771,487	(128,513)
SGD	4,773,920	USD	3,200,000	02/19/09	3,200,000	3,159,145	(40,855)

SGD	4,177,320	USD	2,800,000	02/19/09	2,800,000	2,764,345	(35,655)
SGD	11,175,000	USD	7,660,826	03/17/09	7,660,826	7,393,851	(266,975)
USD	25,000,000	CNY	173,607,500	03/17/09	(25,000,000)	(25,206,537)	(206,537)
USD	5,620,673	EUR	4,475,414	02/19/09	(5,620,673)	(5,733,757)	(113,084)
USD	7,995,387	INR	416,000,000	02/03/09	(7,995,387)	(8,510,638)	(515,251)
USD	8,486,332	INR	416,000,000	02/03/09	(8,486,332)	(8,510,638)	(24,306)
USD	4,940,000	JPY	460,319,080	02/19/09	(4,940,000)	(5,126,778)	(186,778)
USD	2,700,000	JPY	253,894,500	02/19/09	(2,700,000)	(2,827,736)	(127,736)
USD	3,200,000	JPY	287,550,400	02/19/09	(3,200,000)	(3,202,577)	(2,577)
USD	7,986,781	MYR	29,000,000	02/19/09	(7,986,781)	(8,040,655)	(53,874)
USD	6,945,464	PHP	341,696,000	02/18/09	(6,945,464)	(7,203,728)	(258,264)
USD	25,515,211	PHP	1,300,000,000	03/16/09	(25,515,211)	(27,370,986)	(1,855,775)
USD	13,105,839	PHP	667,742,500	03/16/09	(13,105,839)	(14,059,054)	(953,215)
USD	11,500,000	PHP	549,815,000	03/16/09	(11,500,000)	(11,576,138)	(76,138)
USD	6,500,000	SGD	9,942,400	02/19/09	(6,500,000)	(6,579,391)	(79,391)
USD	5,600,000	SGD	8,519,616	02/19/09	(5,600,000)	(5,637,863)	(37,863)
USD	4,000,000	SGD	6,098,560	02/19/09	(4,000,000)	(4,035,727)	(35,727)
USD	5,134,788	THB	180,000,000	02/19/09	(5,134,788)	(5,137,719)	(2,931)
USD	4,259,548	THB	150,000,000	03/17/09	(4,259,548)	(4,273,465)	(13,917)
Total							$(8,643,981)

OPEN SWAP CONTRACTS

Interest Rate Swaps

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable	Unrealized Appreciation/ (Depreciation)

KRW	30,000,000,000	05/11/12	CITI	Receive	5.69%	KSDA Index 3M	$(11,966,913)
KRW	(30,000,000,000)	05/11/12	CITI	Pay	4.96%	Fixed	10,686,999
KRW	30,000,000,000	12/06/12	CITI	Receive	5.45%	KWCDC Index 3M	(12,431,209)
KRW	(30,000,000,000)	12/06/12	CITI	Pay	5.27%	Fixed	10,685,246
KRW	25,000,000,000	03/27/18	CITI	Receive	3.98%	KWCDC Index 3M	(9,605,680)
KRW	(25,000,000,000)	03/27/18	CITI	Pay	5.10%	Fixed	7,217,071
SGD	31,500,000	05/20/13	CITI	Receive	2.90%	Fixed	(1,158,965)
SGD	(31,500,000)	05/20/13	CITI	Pay	1.02%	SORF Index 6M	2,003,531
SGD	19,750,000	05/19/15	CITI	Receive	3.14%	Fixed	(543,402)
SGD	(19,750,000)	05/19/15	CITI	Pay	1.02%	SORF Index 6M	1,256,182
SGD	8,500,000	05/19/23	CITI	Receive	3.65%	Fixed	166,792
SGD	(8,500,000)	05/19/23	CITI	Pay	1.02%	SORF Index 6M	540,635
THB	485,906,000	07/09/13	CITI	Receive	2.89%	BIBOR Index 6M	(2,492,693)
THB	(485,906,000)	07/09/13	CITI	Pay	6.22%	Fixed	549,194
THB	485,906,000	07/09/13	CITI	Receive	4.05%	Fixed	(242,495)
THB	(485,906,000)	07/09/13	CITI	Pay	2.89%	BIBOR Index 6M	915,762
							$(4,419,945)

Currency Swaps

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay)	Unrealized Appreciation/ (Depreciation)

USD	21,636,829	12/07/09	CITI	Receive USD	$168,767
KRW	(20,000,000,000)	12/07/09	CITI	Pay KRW	6,807,748
USD	15,000,000	01/28/10	CITI	Receive USD	6,450
KRW	(14,250,000,000)	01/28/10	CITI	Pay KRW	4,524,350
USD	20,000,000	02/07/10	CITI	Receive USD	205,400
KRW	(20,220,000,000)	02/07/10	CITI	Pay KRW	5,008,092
USD	2,354,310	02/16/10	CITI	Receive USD	36,963
KRW	(2,226,000,000)	02/16/10	CITI	Pay KRW	687,311
USD	19,743,337	07/11/10	CITI	Receive USD	14,808
KRW	(20,000,000,000)	07/11/10	CITI	Pay KRW	4,959,487
USD	20,018,016	07/14/10	CITI	Receive USD	(200)
KRW	(20,000,000,000)	07/14/10	CITI	Pay KRW	4,742,284
USD	2,426,007	06/13/11	CITI	Receive USD	233,697

KRW	(2,500,000,000)	06/13/11	CITI	Pay KRW	603,268
PHP	2,300,000,000	05/11/12	CITI	Receive PHP	1,396,065
USD	(48,749,470)	05/11/12	CITI	Pay USD	(475,307)
PHP	639,000,000	12/03/12	CITI	Receive PHP	(1,264,805)
USD	(15,000,000)	12/03/12	CITI	Pay USD	(121,350)
USD	15,000,000	06/28/13	CITI	Receive USD	44,100
KRW	(15,543,000,000)	06/28/13	CITI	Pay KRW	2,909,560
USD	4,859,611	06/22/17	CITI	Receive USD	18,029
KRW	(4,500,000,000)	06/22/17	CITI	Pay KRW	977,431
					$31,482,148

Credit Default Swaps

Currency	Notional Amount	Expiration Date	Underlying Instrument	Counterparty	Annual Rate	Unrealized Appreciation / (Depreciation)	Upfront Payment

USD	2,900,000	03/20/14	Republic of Indonesia	CITI	6.00%	$7,032	$—
USD	4,350,000	03/20/14	Republic of Indonesia	CITI	5.70%	(43,156)	—
						$(36,124)	$—

INVESTMENT ABBREVIATIONS

EMTN = Euro Medium Term Note

GMTN = Global Medium Term Note

NR = Not Rated

REGS = Regulation S

†                           Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

‡                           Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2009, these securities amounted to a value of $15,975,493 or 5.9% of net assets.

#                          Variable rate obligations — The interest rate is the rate as of January 31, 2009.

^^                     Collateral segregated for swap contracts.

+                          Step Bond — The interest rate is as of January 31, 2009 and will reset at a future date.

AUD = Australian Dollar

CNY = Chinese Yuan Renminbi

EUR = Euro Currency

IDR = Indonesian Rupiah

INR = Indian Rupee

JPY = Japanese Yen

KRW = South Korean Won

MYR = Malaysian Ringgit

PHP = Philippine Peso

SGD = Singapore Dollar

THB = Thailand Baht

USD = United States Dollar

Security Valuation — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                 Level 1 – quoted prices in active markets for identical investments

•                 Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                 Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$—	$(2,536,802)
Level 2 - Other Significant Observable Inputs	236,089,224	27,026,079
Level 3 - Significant Unobservable Inputs	—	—
Total	$236,089,224	$24,489,277

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At January 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $293,901,779, $599,744, $(58,412,299), and $(57,812,555), respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                       Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting except that, as previously reported in the registrant's most recent Form N-CSR, the registrant enhanced its procedures relating to the recording and review of valuations for swap contracts.

Item 3:                                                       Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INSTITUTIONAL FUND, INC.

/s/George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: March 23, 2009

/s/Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: March 23, 2009